Provisions and other current liabilities and other non-current liabilities	12 Months Ended
Dec. 31, 2012
Provisions and other current liabilities and other non-current liabilities
Provisions and other current liabilities and other non-current liabilities

Note 13—Provisions and other current liabilities and other non-current liabilities

        "Provisions and other current liabilities" consisted of the following:

	December 31,
($ in millions)	2012	2011
Contract-related provisions	684	588
Taxes payable	369	377
Restructuring and other related provisions	227	242
Provisions for contractual penalties and compliance and litigation matters	223	225
Provision for insurance related reserves	215	208
Current derivative liabilities (see Note 5)	196	431
Pension and other employee benefits (see Note 17)	164	76
Income tax related liabilities	41	153
Environmental provisions (see Note 15)	22	22
Other	226	297

Total	2,367	2,619

        "Other non-current liabilities" consisted of the following:

	December 31,
($ in millions)	2012	2011
Income tax related liabilities	732	647
Non-current deposit liabilities (see Note 9)	283	286
Environmental provisions (see Note 15)	69	70
Non-current derivative liabilities (see Note 5)	69	61
Deferred income	48	56
Other	365	376

Total	1,566	1,496